Schedule of investments

Delaware Enhanced Global Dividend and Income Fund

August 31, 2019 (Unaudited)

	Number of	Value		Number of	Value
	shares	(US $)		shares	(US $)
Common Stock - 61.39%v			Common Stockv (continued)
Communication Services - 6.67%			Financials (continued)
AT&T	33,300	$1,174,158	Ashford †	632	$15,958
Century Communications =†	125,000	0	Bank of New York Mellon	12,400	521,544
KDDI	75,700	2,020,139	BB&T	20,000	953,000
Orange	128,070	1,942,424	Hercules Capital	15,480	203,252
Publicis Groupe	50,700	2,430,586	MetLife	11,200	496,160
Verizon Communications	19,700	1,145,752	Wells Fargo & Co.	17,400	810,318
		8,713,059			3,801,648
Consumer Discretionary - 5.48%			Healthcare - 12.04%
adidas	2,530	749,927	AbbVie	9,900	650,826
Ford Motor	66,900	613,473	Amgen	2,200	458,964
Next	14,960	1,080,550	AstraZeneca ADR	19,000	855,570
Sodexo	18,000	2,039,617	Brookdale Senior Living †	355,651	2,909,225
Swatch Group	5,300	1,435,645	Cardinal Health	13,100	565,003
Target	7,900	845,616	CVS Health	7,500	456,900
Whirlpool	2,900	403,361	Fresenius Medical Care	30,700	2,064,939
		7,168,189	Johnson & Johnson	4,400	564,784
Consumer Staples - 16.23%			Merck & Co.	9,800	847,406
Archer-Daniels-Midland	10,100	384,305	Mitsubishi Tanabe Pharma	36,400	402,255
Asahi Group Holdings	31,000	1,446,190	Novo Nordisk Class B	48,770	2,532,470
British American Tobacco			Pfizer	19,460	691,803
ADR	14,440	506,844	Roche Holding	10,000	2,734,024
Conagra Brands	34,700	984,092			15,734,169
Danone	39,630	3,548,019	Industrials - 5.04%
Diageo	35,000	1,492,071	G4S	622,620	1,317,473
Kao	11,200	809,044	Lockheed Martin	2,300	883,453
Kerry Group Class A	5,810	691,548	Makita	38,100	1,120,746
Kirin Holdings	29,000	572,848	Raytheon	2,400	444,768
Koninklijke Ahold Delhaize	140,430	3,285,118	Secom	8,300	708,158
Kraft Heinz	13,200	336,864	Securitas Class B	113,154	1,694,200
Lawson	19,600	972,297	United Technologies	3,200	416,768
Nestle	30,960	3,472,150			6,585,566
Procter & Gamble	3,700	444,851	Information Technology - 2.06%
Seven & i Holdings	64,000	2,263,360	Broadcom	3,300	932,712
		21,209,601	Cisco Systems	12,500	585,125
Energy - 2.50%			Intel	13,400	635,294
Halliburton	24,200	455,928	International Business
Occidental Petroleum	19,900	865,252	Machines	4,000	542,120
Royal Dutch Shell ADR					2,695,251
Class B	13,000	724,880	Materials - 2.71%
TOTAL ADR	15,200	758,784	Air Liquide	17,970	2,501,328
Williams	19,500	460,200	Corteva	13,800	404,616
		3,265,044	Dow	14,800	630,924
Financials - 2.91%					3,536,868
American International
Group	15,400	801,416	REIT Healthcare - 0.02%
			Sabra Health Care REIT	1,108	23,955
					23,955

(continues) NQ-DEX [8/19] 10/19 (972184) 1

Schedule of investments

Delaware Enhanced Global Dividend and Income Fund (Unaudited)

	Number of	Value		Number of	Value
	shares	(US $)		shares	(US $)
Common Stockv (continued)			Convertible Preferred Stock (continued)
REIT Hotel - 0.00%			QTS Realty Trust 6.50%
Braemar Hotels & Resorts	1	$9	exercise price $47.03 y	5,452	$642,682
		9	Total Convertible Preferred Stock
REIT Mortgage - 2.37%			(cost $2,923,679)		3,180,779
AGNC Investment	100,000	1,487,000
Annaly Capital Management	132,542	1,100,099	Exchange-Traded Fund - 0.84%
Starwood Property Trust	21,605	506,205	Vanguard FTSE Developed
		3,093,304	Markets ETF	27,300	1,094,457
REIT Multifamily - 0.70%			Total Exchange-Traded Fund
Equity Residential	10,800	915,408	(cost $1,121,880)		1,094,457

		915,408	Limited Partnerships - 1.27%
REIT Office - 0.83%			Merion Champion’s Walk =p†	1,085,000	1,030,750
Kenedix Office Investment	20	153,057	Merion Countryside =p†	780,938	629,748
Postal Realty Trust Class A †	6,000	91,380
VEREIT	86,617	844,516	Total Limited Partnerships
			(cost $986,660)		1,660,498
		1,088,953
REIT Shopping Center - 0.20%				Principal
Brixmor Property Group	12,022	221,565		amount°
Link REIT	4,000	44,896	Agency Commercial Mortgage-Backed Securities - 0.02%
		266,461	FREMF Mortgage Trust
REIT Single Tenant - 0.09%			Series 2011-K15 B 144A
STORE Capital	3,147	118,831	5.116% 8/25/44 #•	10,000	10,475
		118,831	Series 2012-K22 B 144A
Technology - 0.46%			3.812% 8/25/45 #•	10,000	10,408
Microsoft	4,361	601,207	Total Agency Commercial
			Mortgage-Backed
		601,207	Securities (cost $21,214)		20,883
Utilities - 1.08%
Edison International	12,200	881,694	Agency Mortgage-Backed Securities - 0.02%
National Grid ADR	10,275	537,485	Fannie Mae ARM
		1,419,179	4.414% (LIBOR12M +
			1.69%, Cap 10.14%, Floor
Total Common Stock			1.69%) 11/1/35 •	2,771	2,901
(cost $80,708,954)		80,236,702	4.754% (LIBOR12M +
			1.75%, Cap 11.21%, Floor
Convertible Preferred Stock - 2.43%			1.75%) 4/1/36 •	8,161	8,537
A Schulman 6.00%			Fannie Mae S.F. 30 yr
exercise price $52.33 y	775	796,313	5.00% 6/1/44	2,966	3,296
AMG Capital Trust II			6.00% 6/1/41	1,664	1,905
5.15% exercise price			6.00% 7/1/41	4,987	5,711
$195.47, maturity date			Freddie Mac S.F. 30 yr
10/15/37	8,900	417,726	5.50% 6/1/41	1,691	1,905
Bank of America 7.25%
exercise price $50.00 y	453	667,722	GNMA II S. F. 30 yr
El Paso Energy Capital Trust			6.00% 2/20/40	1,727	1,901
I 4.75% exercise price			Total Agency
$34.49, maturity date			Mortgage-Backed
3/31/28	12,617	656,336	Securities (cost $25,453)		26,156

2 NQ-DEX [8/19] 10/19 (972184)

(Unaudited)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Convertible Bonds - 11.56%			Convertible Bonds (continued)
Brokerage - 0.81%			Consumer Non-Cyclical - 1.46%
FTI Consulting 2.00%			BioMarin Pharmaceutical
exercise price $101.38,			1.50% exercise price
maturity date 8/15/23	343,000	$427,239	$94.15, maturity date
GAIN Capital Holdings 5.00%			10/15/20	305,000	$325,587
exercise price $8.20,			Medicines 2.75% exercise
maturity date 8/15/22	709,000	631,862	price $48.97, maturity date
		1,059,101	7/15/23	434,000	474,621
			Paratek Pharmaceuticals
Capital Goods - 1.32%			4.75% exercise price
Aerojet Rocketdyne Holdings			$15.90, maturity date
2.25% exercise price			5/1/24	550,000	391,531
$26.00, maturity date			Vector Group 1.75% exercise
12/15/23	138,000	284,254	price $21.28, maturity date
Cemex 3.72% exercise price			4/15/20 •	687,000	710,083
$10.88, maturity date
3/15/20	669,000	669,946			1,901,822
Chart Industries 144A 1.00%			Electric - 0.68%
exercise price $58.73,			NRG Energy 2.75% exercise
maturity date 11/15/24 #	310,000	389,845	price $47.74, maturity date
Dycom Industries 0.75%			6/1/48	346,000	378,368
exercise price $96.89,			Tesla Energy Operations
maturity date 9/15/21	400,000	382,190	1.625% exercise price
		1,726,235	$759.35, maturity date
			11/1/19	520,000	510,537
Communications - 1.09%
DISH Network 2.375%					888,905
exercise price $82.22,			Energy - 1.59%
maturity date 3/15/24	592,000	518,617	Cheniere Energy 4.25%
GCI Liberty 144A 1.75%			exercise price $138.38,
exercise price $370.52,			maturity date 3/15/45	773,000	601,007
maturity date 9/30/46 #	286,000	348,741	Helix Energy Solutions Group
Liberty Media 2.25% exercise			4.25% exercise price
price $34.50, maturity date			$13.89, maturity date
9/30/46	1,016,000	561,173	5/1/22	944,000	911,550
		1,428,531	PDC Energy 1.125% exercise
			price $85.39, maturity date
Consumer Cyclical - 0.86%			9/15/21	600,000	558,938
Huron Consulting Group
1.25% exercise price					2,071,495
$79.89, maturity date			Real Estate Investment Trusts - 0.43%
10/1/19	418,000	416,661	Blackstone Mortgage Trust
Meritor 3.25% exercise price			4.75% exercise price
$39.92, maturity date			$36.23, maturity date
10/15/37	242,000	230,951	3/15/23	545,000	567,627
Team 5.00% exercise price					567,627
$21.70, maturity date			Technology - 3.32%
8/1/23	452,000	479,260	Boingo Wireless 144A 1.00%
		1,126,872	exercise price $42.32,
			maturity date 10/1/23 #	913,000	768,159
			Cree 144A 0.875% exercise
			price $59.97, maturity date
			9/1/23 #	186,000	192,235

(continues) NQ-DEX [8/19] 10/19 (972184) 3

Schedule of investments

Delaware Enhanced Global Dividend and Income Fund (Unaudited)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Convertible Bonds (continued)			Corporate Bonds (continued)
Technology (continued)			Banking (continued)
CSG Systems International			BB&T
4.25% exercise price			3.75% 12/6/23	20,000	$21,319
$56.95, maturity date			Citizens Financial Group
3/15/36	408,000	$472,081	2.85% 7/27/26	15,000	15,258
Knowles 3.25% exercise price			Credit Suisse Group 144A
$18.43, maturity date			6.25% #µy	485,000	513,256
11/1/21	395,000	509,644	Fifth Third Bancorp 3.95%
Ligand Pharmaceuticals			3/14/28	35,000	38,832
0.75% exercise price			Goldman Sachs Group 6.00%
$248.48, maturity date			6/15/20	50,000	51,444
5/15/23	297,000	243,203	Huntington Bancshares
Microchip Technology			2.30% 1/14/22	5,000	5,025
1.625% exercise price			JPMorgan Chase & Co.
$96.34, maturity date			3.702% 5/6/30 µ	25,000	27,320
2/15/27	73,000	88,936
Pluralsight 144A 0.375%			4.023% 12/5/24 µ	5,000	5,375
exercise price $38.76,			5.00% µy	5,000	5,194
maturity date 3/1/24 #	453,000	386,817	Morgan Stanley 3.407%
			(LIBOR03M + 1.22%)
Retrophin 2.50% exercise			5/8/24•	10,000	10,143
price $38.80, maturity date
9/15/25	427,000	337,832	PNC Financial Services Group
Synaptics 0.50% exercise			2.60% 7/23/26	30,000	30,668
price $73.02, maturity date			Popular 6.125% 9/14/23	655,000	709,169
6/15/22	396,000	359,349	Royal Bank of Scotland Group
Verint Systems 1.50%			8.625% µy	315,000	334,294
exercise price $64.46,			State Street
maturity date 6/1/21	466,000	499,856	3.10% 5/15/23	50,000	51,912
Vishay Intertechnology 2.25%			3.30% 12/16/24	5,000	5,290
exercise price $31.47,			SunTrust Banks
maturity date 6/15/25	518,000	482,161	2.45% 8/1/22	5,000	5,061
		4,340,273	2.70% 1/27/22	45,000	45,594
Total Convertible Bonds			US Bancorp 3.10% 4/27/26	55,000	57,732
(cost $14,928,228)		15,110,861	USB Capital IX 3.50%
			(LIBOR03M + 1.02%) y•	80,000	68,800
Corporate Bonds - 59.83%					3,205,216
Automotive - 0.61%			Basic Industry - 7.75%
Allison Transmission 144A			ArcelorMittal
5.875% 6/1/29 #	735,000	790,125	3.60% 7/16/24	5,000	5,078
		790,125	4.25% 7/16/29	5,000	5,060
Banking - 2.45%			BMC East 144A 5.50%
Ally Financial			10/1/24#	312,000	324,870
			Boise Cascade 144A 5.625%
5.75% 11/20/25	702,000	806,423	9/1/24#	600,000	625,500
8.00% 11/1/31	250,000	350,625	Builders FirstSource 144A
Bank of America			5.625% 9/1/24 #	353,000	368,885
3.194% 7/23/30 µ	5,000	5,228	Chemours 5.375% 5/15/27	456,000	406,980
3.458% 3/15/25 µ	15,000	15,784	CSN Resources 144A 7.625%
5.625% 7/1/20	5,000	5,144	2/13/23#	250,000	255,940
BB&T			Freeport-McMoRan
2.50% 8/1/24	20,000	20,326	4.55% 11/14/24	365,000	369,493

4 NQ-DEX [8/19] 10/19 (972184)

(Unaudited)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Corporate Bonds (continued)			Corporate Bonds (continued)
Basic Industry (continued)			Brokerage (continued)
Freeport-McMoRan			Jefferies Group
5.45% 3/15/43	400,000	$367,000	6.45% 6/8/27	5,000	$5,887
6.875% 2/15/23	796,000	839,462	6.50% 1/20/43	5,000	5,838
Gold Fields Orogen Holdings			Lazard Group 3.625%
BVI 144A 6.125%			3/1/27	40,000	41,649
5/15/29 #	235,000	265,844			507,259
HD Supply 144A 5.375%
10/15/26 #	345,000	369,219	Capital Goods - 3.56%
Hudbay Minerals 144A			3M
7.625% 1/15/25 #	465,000	474,291	2.00% 2/14/25	5,000	4,987
Joseph T Ryerson & Son 144A			3.25% 8/26/49	10,000	10,148
11.00% 5/15/22 #	272,000	285,685	Ardagh Packaging Finance
Koppers 144A 6.00%			144A 6.00% 2/15/25 #	360,000	376,875
2/15/25 #	484,000	473,110	Ashtead Capital 144A
Lennar 5.875% 11/15/24	155,000	173,406	4.375% 8/15/27 #	375,000	385,781
NOVA Chemicals 144A			Bombardier 144A 6.00%
5.00% 5/1/25 #	285,000	292,837	10/15/22#	560,000	558,600
Novelis 144A 6.25%			Crown Americas 4.75%
8/15/24 #	255,000	267,750	2/1/26	334,000	351,535
Olin			General Dynamics 3.375%
5.00% 2/1/30	380,000	380,950	5/15/23	55,000	57,904
5.125% 9/15/27	478,000	493,535	General Electric
RPM International 4.55%			2.10% 12/11/19	35,000	34,899
3/1/29	5,000	5,465	5.55% 5/4/20	5,000	5,079
SASOL Financing USA			Ingersoll-Rand Luxembourg
5.875% 3/27/24	225,000	242,457	Finance 3.80% 3/21/29	10,000	10,856
6.50% 9/27/28	275,000	304,637	L3Harris Technologies 144A
Sherwin-Williams 2.95%			4.40% 6/15/28 #	30,000	34,079
8/15/29	15,000	15,328	Martin Marietta Materials
Standard Industries			4.25% 12/15/47	5,000	5,118
			Mauser Packaging Solutions
144A 5.00% 2/15/27 #	430,000	441,825	Holding
144A 6.00% 10/15/25 #	50,000	52,813	144A 5.50% 4/15/24 #	699,000	720,844
Steel Dynamics 5.00%			144A 7.25% 4/15/25 #	250,000	239,687
12/15/26	665,000	696,588	TransDigm 144A 6.25%
Suzano Austria 6.00%			3/15/26#	288,000	311,394
1/15/29	250,000	277,800	United Rentals North America
Syngenta Finance 144A
5.182% 4/24/28 #	500,000	534,811	5.50% 5/15/27	877,000	944,319
Tronox Finance 144A 5.75%			5.875% 9/15/26	30,000	32,288
10/1/25 #	545,000	507,531	United Technologies 3.65%
Westlake Chemical 4.375%			8/16/23	35,000	37,164
11/15/47	5,000	4,972	Waste Management 2.95%
			6/15/24	5,000	5,204
		10,129,122	Zekelman Industries 144A
Brokerage - 0.39%			9.875% 6/15/23 #	501,000	529,119
E*TRADE Financial 5.875%					4,655,880
µy	400,000	428,500
Jefferies Group			Communications - 3.39%
4.15% 1/23/30	25,000	25,385	Altice France 144A 7.375%
			5/1/26#	430,000	460,100
			AT&T 4.35% 3/1/29	5,000	5,595

(continues) NQ-DEX [8/19] 10/19 (972184) 5

Schedule of investments

Delaware Enhanced Global Dividend and Income Fund (Unaudited)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Corporate Bonds (continued)			Corporate Bonds (continued)
Communications (continued)			Consumer Cyclical (continued)
Charter Communications			KFC Holding / Pizza Hut
Operating			Holdings / Taco Bell of
5.05% 3/30/29	15,000	$16,971	America 144A 5.25%
5.125% 7/1/49	5,000	5,483	6/1/26 #	490,000	$519,400
Comcast 3.70% 4/15/24	35,000	37,510	Lowe’s 4.55% 4/5/49	10,000	11,710
Digicel Group Two 144A PIK			MGM Resorts International
9.125% 4/1/24 #D	853,636	76,827	5.75% 6/15/25	435,000	481,232
Discovery Communications			Penn National Gaming 144A
4.125% 5/15/29	10,000	10,709	5.625% 1/15/27 #	563,000	580,650
5.20% 9/20/47	5,000	5,667	Resorts World Las Vegas
Fox			144A 4.625% 4/16/29 #	300,000	317,202
144A 4.03% 1/25/24 #	20,000	21,433	Royal Caribbean Cruises
144A 4.709% 1/25/29 #	5,000	5,796	3.70% 3/15/28	35,000	36,438
Level 3 Financing 5.375%			Scientific Games International
5/1/25	714,000	744,345	144A 8.25% 3/15/26 #	535,000	568,438
Sprint			10.00% 12/1/22	547,000	569,564
7.125% 6/15/24	918,000	1,017,107			4,899,946
7.625% 3/1/26	30,000	33,788	Consumer Non-Cyclical - 3.35%
7.875% 9/15/23	40,000	45,100	Anheuser-Busch InBev
Sprint Communications			Worldwide
7.00% 8/15/20	302,000	314,231	3.65% 2/1/26	35,000	37,640
Time Warner Cable 7.30%			4.75% 1/23/29	5,000	5,848
7/1/38	5,000	6,423	Aramark Services 144A
Time Warner Entertainment			5.00% 2/1/28 #	530,000	551,863
8.375% 3/15/23	10,000	11,880	AstraZeneca ADR 3.50%
T-Mobile USA			8/17/23	10,000	10,481
6.375% 3/1/25 =	199,000	0	Becton Dickinson and Co.
6.50% 1/15/26	720,000	775,800	3.363% 6/6/24	30,000	31,302
6.50% 1/15/26 =	505,000	0	Bristol-Myers Squibb 144A
Verizon Communications			2.90% 7/26/24 #	15,000	15,563
4.50% 8/10/33	35,000	41,412	Bunge Finance 4.35%
Viacom 4.375% 3/15/43	55,000	58,457	3/15/24	30,000	32,051
Zayo Group			Cigna 4.125% 11/15/25	30,000	32,664
144A 5.75% 1/15/27 #	165,000	168,713	Cott Holdings 144A 5.50%
6.375% 5/15/25	550,000	567,875	4/1/25 #	603,000	630,907
		4,431,222	CVS Health
			3.25% 8/15/29	5,000	5,078
Consumer Cyclical - 3.75%			4.10% 3/25/25	20,000	21,411
AMC Entertainment Holdings			Eli Lilly & Co. 3.375%
6.125% 5/15/27	661,000	613,077	3/15/29	25,000	27,487
Boyd Gaming 6.375%			JBS Investments II 144A
4/1/26	513,000	545,704	5.75% 1/15/28 #	650,000	683,963
Dollar Tree 3.70% 5/15/23	10,000	10,421	JBS USA
General Motors Financial			144A 5.75% 6/15/25 #	377,000	393,498
4.35% 4/9/25	50,000	52,421	144A 6.50% 4/15/29 #	360,000	399,600
GLP Capital / GLP Financing II			144A 6.75% 2/15/28 #	390,000	436,313
5.375% 4/15/26	122,000	134,220
Hilton Worldwide Finance			Mars 144A 3.20% 4/1/30 #	10,000	10,680
4.875% 4/1/27	435,000	459,469	Post Holdings
			144A 5.00% 8/15/26 #	244,000	255,285

6 NQ-DEX [8/19] 10/19 (972184)

(Unaudited)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Corporate Bonds (continued)			Corporate Bonds (continued)
Consumer Non-Cyclical (continued)			Electric (continued)
Post Holdings			Vistra Operations
144A 5.625% 1/15/28 #	400,000	$427,500	144A 4.30% 7/15/29 #	5,000	$5,112
144A 5.75% 3/1/27 #	345,000	368,288			1,387,785
		4,377,422	Energy - 10.07%
Electric - 1.06%			Abu Dhabi Crude Oil Pipeline
American Transmission			144A 3.65% 11/2/29 #	750,000	840,487
Systems 144A 5.25%			AmeriGas Partners
1/15/22#	10,000	10,694	5.625% 5/20/24	20,000	21,325
Ausgrid Finance 144A 3.85%			5.875% 8/20/26	666,000	726,573
5/1/23#	16,000	16,758	Cheniere Corpus Christi
CenterPoint Energy 3.85%			Holdings
2/1/24	30,000	31,939	5.125% 6/30/27	92,000	101,890
Cleveland Electric Illuminating			5.875% 3/31/25	222,000	248,085
5.50% 8/15/24	5,000	5,775	7.00% 6/30/24	205,000	237,031
Consumers Energy 3.80%			Cheniere Energy Partners
11/15/28	35,000	39,510	5.25% 10/1/25	360,000	373,500
DPL 144A 4.35% 4/15/29 #	10,000	9,994	Chesapeake Energy
Entergy Arkansas 4.20%			7.00% 10/1/24	350,000	268,187
4/1/49	5,000	6,044	8.00% 1/15/25	280,000	213,500
Entergy Mississippi 3.85%			Continental Resources 3.80%
6/1/49	10,000	11,443	6/1/24	10,000	10,141
Israel Electric 144A 4.25%			Crestwood Midstream
8/14/28#	500,000	550,187	Partners 5.75% 4/1/25	516,000	530,190
LG&E & KU Energy 4.375%			Diamond Offshore Drilling
10/1/21	20,000	20,754	7.875% 8/15/25	70,000	64,771
Mong Duong Finance			Energy Transfer Operating
Holdings 144A 5.125%			5.50% 6/1/27	260,000	299,299
5/7/29#	500,000	509,192
National Rural Utilities			6.25% 4/15/49	5,000	6,196
Cooperative Finance			6.625% µy	5,000	4,745
2.85% 1/27/25	30,000	31,119	Enterprise Products Operating
4.75% 4/30/43 µ	5,000	5,071	3.125% 7/31/29	5,000	5,190
New York State Electric & Gas			4.20% 1/31/50	5,000	5,463
144A 3.25% 12/1/26 #	25,000	26,229	Exxon Mobil
NextEra Energy Capital			2.019% 8/16/24	5,000	5,041
Holdings			2.44% 8/16/29	5,000	5,127
3.15% 4/1/24	15,000	15,635	3.095% 8/16/49	5,000	5,199
5.65% 5/1/79 µ	5,000	5,339	Gazprom OAO Via Gaz
NRG Energy			Capital 144A 4.95%
144A 3.75% 6/15/24 #	5,000	5,178	3/23/27#	500,000	539,979
144A 4.45% 6/15/29 #	5,000	5,262	Genesis Energy
PacifiCorp 3.50% 6/15/29	25,000	27,603	6.50% 10/1/25	80,000	78,200
PPL Electric Utilities 3.00%			6.75% 8/1/22	726,000	736,600
9/15/21	10,000	10,179	Hilcorp Energy I 144A 5.00%
Southern California Edison			12/1/24#	229,000	212,397
4.00% 4/1/47	5,000	5,462	Husky Energy 4.40%
4.20% 3/1/29	25,000	28,245	4/15/29	5,000	5,307
Vistra Operations			Marathon Oil 4.40%
			7/15/27	35,000	37,729
144A 3.55% 7/15/24 #	5,000	5,061

(continues) NQ-DEX [8/19] 10/19 (972184) 7

Schedule of investments

Delaware Enhanced Global Dividend and Income Fund (Unaudited)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Corporate Bonds (continued)			Corporate Bonds (continued)
Energy (continued)			Financials (continued)
MPLX			DAE Funding 144A 5.75%
4.00% 3/15/28	5,000	$5,246	11/15/23 #	710,000	$750,825
4.80% 2/15/29	5,000	5,566			1,233,032
4.875% 12/1/24	10,000	10,975	Healthcare - 4.73%
Murphy Oil 6.875% 8/15/24	780,000	821,184	Bausch Health 144A 5.50%
Murphy Oil USA 5.625%			11/1/25 #	745,000	784,098
5/1/27	936,000	987,480	Charles River Laboratories
Newfield Exploration 5.375%			International 144A 5.50%
1/1/26	662,000	728,388	4/1/26 #	745,000	798,938
Noble Energy 3.90%			Encompass Health
11/15/24	45,000	47,193	5.75% 11/1/24	660,000	670,725
NuStar Logistics 5.625%			5.75% 9/15/25	361,000	381,306
4/28/27	402,000	419,587	HCA
Occidental Petroleum			5.375% 2/1/25	1,076,000	1,197,050
2.90% 8/15/24	5,000	5,052	5.875% 2/15/26	166,000	189,779
3.50% 8/15/29	5,000	5,098	7.58% 9/15/25	194,000	226,980
ONEOK 7.50% 9/1/23	30,000	35,303	Hill-Rom Holdings
Petrobras Global Finance			144A 5.00% 2/15/25 #	378,000	390,285
7.25% 3/17/44	400,000	472,280	144A 5.75% 9/1/23 #	273,000	282,555
Precision Drilling 144A
7.125% 1/15/26 #	820,000	735,950	Hologic 144A 4.625%
QEP Resources			2/1/28 #	370,000	384,337
5.25% 5/1/23	460,000	404,800	Tenet Healthcare
5.625% 3/1/26	650,000	529,750	5.125% 5/1/25	415,000	417,075
Sabine Pass Liquefaction			8.125% 4/1/22	419,000	453,002
5.625% 3/1/25	60,000	67,423			6,176,130
Schlumberger Holdings 144A			Insurance - 2.19%
4.30% 5/1/29 #	45,000	49,460	Acrisure 144A 8.125%
Southwestern Energy 7.75%			2/15/24 #	190,000	205,081
10/1/27	465,000	406,875	Berkshire Hathaway Finance
Targa Resources Partners			2.90% 10/15/20	35,000	35,404
5.375% 2/1/27	708,000	734,054	HUB International 144A
5.875% 4/15/26	40,000	42,050	7.00% 5/1/26 #	760,000	773,300
Tecpetrol 144A 4.875%			Marsh & McLennan 4.375%
12/12/22#	250,000	210,625	3/15/29	10,000	11,497
Transocean 144A 9.00%			MetLife 6.40% 12/15/36	100,000	116,841
7/15/23#	482,000	500,065	USI 144A 6.875% 5/1/25 #	782,000	780,045
Transocean Proteus 144A			WellCare Health Plans 144A
6.25% 12/1/24 #	342,000	351,405	5.375% 8/15/26 #	880,000	940,500
		13,157,961			2,862,668
Financials - 0.94%			Media - 6.22%
AerCap Global Aviation Trust			AMC Networks 4.75%
144A 6.50% 6/15/45 #µ	400,000	428,500	8/1/25	460,000	471,500
Air Lease 3.00% 9/15/23	5,000	5,092	CCO Holdings
Aviation Capital Group 144A			144A 5.125% 5/1/27 #	250,000	264,997
4.875% 10/1/25 #	30,000	33,112	144A 5.375% 6/1/29 #	370,000	396,363
Avolon Holdings Funding			144A 5.50% 5/1/26 #	39,000	41,194
144A 3.95% 7/1/24 #	10,000	10,305	144A 5.75% 2/15/26 #	442,000	469,073
144A 4.375% 5/1/26 #	5,000	5,198	144A 5.875% 5/1/27 #	506,000	540,155

8 NQ-DEX [8/19] 10/19 (972184)

(Unaudited)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Corporate Bonds (continued)			Corporate Bonds (continued)
Media (continued)			Services (continued)
CSC Holdings			Service Corp. International
6.75% 11/15/21	895,000	$968,837	4.625% 12/15/27	360,000	$376,650
144A 7.50% 4/1/28 #	200,000	226,000			2,068,901
144A 7.75% 7/15/25 #	325,000	349,781	Technology - 3.33%
Gray Television 144A 5.875%			Broadcom 3.50% 1/15/28	5,000	4,852
7/15/26 #	747,000	782,483	CDK Global
Lamar Media 5.75% 2/1/26	399,000	424,436	5.00% 10/15/24	409,000	431,495
Sinclair Television Group			5.875% 6/15/26	570,000	607,535
144A 5.125% 2/15/27 #	453,000	455,174	CDW Finance 5.00% 9/1/25	239,000	250,502
Sirius XM Radio			CommScope Technologies
144A 5.00% 8/1/27 #	905,000	958,169	144A 5.00% 3/15/27 #	232,000	195,170
144A 5.375% 4/15/25 #	479,000	498,759	Global Payments
Tribune Media 5.875%			2.65% 2/15/25	5,000	5,033
7/15/22	412,000	418,052	3.20% 8/15/29	5,000	5,134
Virgin Media Secured Finance
144A 5.25% 1/15/26 #	410,000	421,788	Infor US 6.50% 5/15/22	443,000	451,860
VTR Finance 144A 6.875%			Iron Mountain US Holdings
1/15/24 #	430,000	445,588	144A 5.375% 6/1/26 #	838,000	869,425
			Marvell Technology Group
		8,132,349	4.875% 6/22/28	35,000	39,534
Real Estate Investment Trusts - 1.34%			Microchip Technology
American Tower Trust #1			4.333% 6/1/23	15,000	15,822
144A 3.07% 3/15/23 #	20,000	20,404	Micron Technology
Corporate Office Properties			4.185% 2/15/27	5,000	5,163
3.60% 5/15/23	5,000	5,117	4.663% 2/15/30	5,000	5,227
5.25% 2/15/24	30,000	32,534	NXP
Crown Castle International			144A 4.30% 6/18/29 #	5,000	5,369
4.30% 2/15/29	10,000	11,214	144A 4.875% 3/1/24 #	35,000	38,103
CyrusOne 5.375% 3/15/27	212,000	226,045	Oracle 2.40% 9/15/23	30,000	30,493
ESH Hospitality 144A 5.25%			RP Crown Parent 144A
5/1/25 #	656,000	679,780	7.375% 10/15/24 #	70,000	73,130
LifeStorage 3.50% 7/1/26	35,000	36,297	Sensata Technologies UK
MGM Growth Properties			Financing 144A 6.25%
Operating Partnership			2/15/26 #	350,000	373,524
144A 5.75% 2/1/27 #	195,000	215,514	SS&C Technologies 144A
SBA Communications			5.50% 9/30/27 #	380,000	399,713
4.875% 9/1/24	480,000	498,600	Tencent Holdings 144A
WEA Finance 144A 3.50%			3.975% 4/11/29 #	500,000	543,528
6/15/29 #	15,000	15,799			4,350,612
WP Carey 4.60% 4/1/24	5,000	5,381
			Transportation - 0.48%
		1,746,685	Avis Budget Car Rental 144A
Services - 1.58%			6.375% 4/1/24 #	111,000	116,550
Advanced Disposal Services			FedEx 4.05% 2/15/48	30,000	30,703
144A 5.625% 11/15/24 #	551,000	579,927	United Airlines 2014-1
KAR Auction Services 144A			Class A Pass Through Trust
5.125% 6/1/25 #	237,000	245,295	4.00% 4/11/26 ◆	3,891	4,166
Prime Security Services			United Airlines 2014-2
Borrower			Class A Pass Through Trust
144A 5.75% 4/15/26 #	495,000	517,275	3.75% 9/3/26 ◆	4,007	4,259
144A 9.25% 5/15/23 #	332,000	349,754

(continues) NQ-DEX [8/19] 10/19 (972184) 9

Schedule of investments

Delaware Enhanced Global Dividend and Income Fund (Unaudited)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Corporate Bonds (continued)			Sovereign BondsΔ (continued)
Transportation (continued)			Indonesia - 0.94%
XPO Logistics 144A 6.125%			Indonesia Government
9/1/23 #	455,000	$471,608	International Bond 144A
		627,286	5.125% 1/15/45 #	1,000,000	$1,229,188
Utilities - 2.64%					1,229,188
AES			Total Sovereign Bonds
5.50% 4/15/25	345,000	360,967	(cost $1,665,300)		1,660,380
6.00% 5/15/26	57,000	61,331
American Water Capital			US Treasury Obligations - 1.08%
3.45% 6/1/29	5,000	5,400	US Treasury Bond
Calpine			2.25% 8/15/49	25,000	26,593
144A 5.25% 6/1/26 #	320,000	325,200	US Treasury Notes
5.50% 2/1/24	205,000	207,304	1.625% 8/15/29	45,000	45,519
5.75% 1/15/25	135,000	137,531	1.75% 6/30/24	855,000	868,860
144A 5.875% 1/15/24 #	195,000	199,653	2.375% 5/15/29	430,000	463,661
Covanta Holding 5.875%			Total US Treasury
7/1/25	557,000	582,761	Obligations
Emera 6.75% 6/15/76 µ	395,000	430,163	(cost $1,365,223)		1,404,633
Enel 144A 8.75%
9/24/73 #µ	200,000	237,000	Leveraged Non-Recourse Security - 0.00%
Vistra Energy 144A 8.00%			JPMorgan Fixed Income
1/15/25 #	371,000	392,796	Auction Pass Through Trust
Vistra Operations			Series 2007-C 144A
144A 5.50% 9/1/26 #	105,000	110,513	0.241% 1/15/87 # ◆ =	500,000	0
144A 5.625% 2/15/27 #	375,000	398,438
			Total Leveraged
		3,449,057	Non-Recourse Security
Total Corporate Bonds			(cost $425,000)		0
(cost $76,075,189)		78,188,658
				Number of
Sovereign Bonds - 1.27%Δ				shares
Argentina - 0.15%			Preferred Stock - 0.93%
Argentine Republic			Bank of America 6.50% µ	470,000	526,736
Government International			Freddie Mac 6.02%	40,000	459,200
Bond 6.875% 1/11/48	500,000	193,255	GMAC Capital Trust I 7.943%
		193,255	(LIBOR03M + 5.785%) •	6,000	157,200
El Salvador - 0.18%			SITE Centers 6.50%	946	24,322
El Salvador Government			Washington Prime Group
International Bond 144A			6.875%	2,511	48,312
7.125% 1/20/50 #	235,000	237,937	Total Preferred Stock
		237,937	(cost $1,797,970)		1,215,770

10 NQ-DEX [8/19] 10/19 (972184)

(Unaudited)

	Number of	Value	◆ Pass Through Agreement. Security represents the contractual right
	shares	(US $)	to receive a proportionate amount of underlying payments due to
Short-Term Investments - 2.78%			the counterparty pursuant to various agreements related to the
			rescheduling of obligations and the exchange of certain notes.
Money Market Mutual Funds - 2.30%			D PIK. 78% of the income received was in cash and 22% was in
BlackRock FedFund -			principal.
Institutional Shares			v Securities have been classified by type of business.
(seven-day effective yield
2.02%)	602,676	$602,676	= The value of this security was determined using significant unobservable
Fidelity Investments Money			inputs and is reported as a Level 3 security.
Market Government			` The rate shown is the effective yield at the time of purchase.
Portfolio - Class I			° Principal amount shown is stated in USD unless noted that the security
(seven-day effective yield			is denominated in another currency.
2.01%)	602,676	602,676	Δ Securities have been classified by country of origin.
GS Financial Square			µ Fixed to variable rate investment. The rate shown reflects the fixed
Government Fund -			rate in effect at Aug. 31, 2019. Rate will reset at a future date.
Institutional Shares			p Restricted security. These investments are in securities not registered
(seven-day effective yield			under the Securities Act of 1933, as amended, and have certain
2.02%)	602,676	602,676	restrictions on resale which may limit their liquidity. At
Morgan Stanley Government			Aug. 31, 2019, the aggregate value of restricted securities was
Portfolio - Institutional
Share Class (seven-day			$1,660,498, which represented 1.27% of the Fund’s net assets.
effective yield 1.99%)	602,676	602,676	See table below for additional details.
State Street Institutional US			y No contractual maturity date.
Government Money Market			† Non-income producing security.
Fund - Investor Class			• Variable rate investment. Rates reset periodically. Rate shown reflects
(seven-day effective yield			the rate in effect atAug. 31, 2019. For securities based on a published
1.99%)	602,676	602,676	reference rate and spread,the reference rate and spread are indicated
		3,013,380	intheirdescriptionabove. Thereferenceratedescriptions(i. e. LIBOR03M,
			LIBOR06M,etc. ) used in this report are identical for different securities,
	Principal		but the underlying reference rates may differ due to the timing of
	amount°		the reset period. Certain variable rate securities are not based on
US Treasury Obligation - 0.48%`			a published reference rate and spread but are determined by the
US Treasury Bill 1.375%
9/30/19	625,000	624,684	issuer or agent and are based on current market conditions, or for
			mortgage-backed securities,are impacted by the individual mortgages
		624,684	which are paying off over time. These securities do not indicate a
Total Short-Term Investments			reference rate and spread in their description above.
(cost $3,636,681)		3,638,064
Total Value of			Restricted Securities
Securities - 143.42%
(cost $185,681,431)		$187,437,841	Investments	Date of Acquisition	Cost	Value
			Merion Champion’s Walk	8/4/17	$890,006	$933,860
Borrowing Under Line of			Merion Champion’s Walk	2/13/18	23,085	24,222
Credit - (46.37%)		(60,600,000)	Merion Champion’s Walk	7/11/18	24,163	24,223
Receivables and Other			Merion Champion’s Walk	10/22/18	24,526	24,223
Assets Net of			Merion Champion’s Walk	2/13/19	24,880	24,222
Liabilities - 2.95%		3,858,139	Merion Countryside	5/11/16	—	559,216
Net Assets Applicable to			Merion Countryside	4/7/17	—	45,342
12,007,336 Shares			Merion Countryside	5/3/18	—	25,190
Outstanding - 100.00%		$130,695,980	Total		$986,660	$1,660,498

# Security exempt from registration under Rule 144A of the Securities
Act of 1933, as amended. At Aug. 31, 2019, the aggregate value of Rule 144A securities was $44,840,601,which represents 34.31%
of the Fund’s net assets.

(continues) NQ-DEX [8/19] 10/19 (972184) 11

Schedule of investments

Delaware Enhanced Global Dividend and Income Fund (Unaudited)

The following foreign currency exchange contracts were outstanding at Aug. 31, 2019:

Foreign Currency Exchange Contracts
		Contracts to			Settlement	Unrealized
Counterparty		Receive (Deliver)		In Exchange For	Date	Depreciation
BNYM	JPY	(3,877,641)	USD	36,454	9/3/19	$(54)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contract and notional value presented above represents the Fund’s total exposure in such contract, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of abbreviations:	LIBOR - London Interbank Offered Rate
ADR - American Depositary Receipt	LIBOR03M - ICE LIBOR USD 3 Month
ARM - Adjustable Rate Mortgage	LIBOR06M - ICE LIBOR USD 6 Month
BNYM - The Bank of New York Mellon	LIBOR12M - ICE LIBOR USD 12 Month
ETF - Exchange-Traded Fund	PIK - Pay-in-kind
FREMF - Freddie Mac Multifamily	REIT - Real Estate Investment Trust
FTSE - Financial Times Stock Exchange	S.F. - Single Family
GNMA - Government National Mortgage Association	USD - US Dollar
GS - Goldman Sachs	yr - Year
ICE - Intercontinental Exchange
JPY - Japanese Yen

12 NQ-DEX [8/19] 10/19 (972184)